ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
1
Shares Security Description Value
Common Stock - 98.7%
Communications - 0.2%
1,300 ATN International, Inc. $ 65,182
Consumer Discretionary - 10.5%
4,600 At Home Group, Inc.
(a)
68,356
5,779 CarParts.com, Inc.
(a)
62,471
25,200 Clean Energy Fuels Corp.
(a)
62,496
3,800 elf Beauty, Inc.
(a)
69,806
98,020 Fluent, Inc.
(a)
243,090
18,800 Green Brick Partners, Inc.
(a)
302,680
1,900 Hooker Furniture Corp. 49,077
3,800 Huami Corp., ADR
(a)
48,830
56,951 Interface, Inc. 348,540
8,500 Liquidity Services, Inc.
(a)
63,410
1,600 M/I Homes, Inc.
(a)
73,680
1,200 Malibu Boats, Inc., Class A
(a)
59,472
2,200 MarineMax, Inc.
(a)
56,474
23,466 Motorcar Parts of America, Inc.
(a)
365,131
700 Overstock.com, Inc.
(a)
50,855
7,721 Purple Innovation, Inc.
(a)
191,944
3,130 Sonic Automotive, Inc. 125,701
10,802 Sportsman's Warehouse Holdings, Inc.
(a)
154,577
11,250 The Children's Place, Inc. 318,937
58,992 Tilly's, Inc., Class A 355,722
6,900 Universal Technical Institute, Inc.
(a)
35,052
3,800 Vista Outdoor, Inc.
(a)
76,684
12,530 WillScot Mobile Mini Holdings Corp.
(a)
209,000
3,372 Winmark Corp. 580,591
40,900 ZAGG, Inc.
(a)
114,520
4,087,096
Consumer Staples - 1.4%
1,200 Ingles Markets, Inc., Class A 45,648
2,200 Seneca Foods Corp., Class A
(a)
78,606
3,900 SpartanNash Co. 63,765
14,138 Village Super Market, Inc. 347,936
535,955
Energy - 3.3%
9,590 Bonanza Creek Energy, Inc.
(a)
180,292
2,550 DMC Global, Inc. 83,997
20,300 Geospace Technologies Corp.
(a)
125,454
31,129 Natural Gas Services Group, Inc.
(a)
263,040
33,450 Newpark Resources, Inc.
(a)
35,122
9,500 Oil States International, Inc.
(a)
25,935
35,050 Par Pacific Holdings, Inc.
(a)
237,289
4,703 Stabilis Energy, Inc.
(a)
12,040
16,200 SunCoke Energy, Inc. 55,404
18,020 Trecora Resources
(a)
110,643
163,960 VAALCO Energy, Inc.
(a)
163,960
1,293,176
Financial Services - 14.1%
11,300 B Riley Financial, Inc. 283,178
18,560 Bryn Mawr Bank Corp. 461,587
3,900 Central Valley Community Bancorp 48,165
4,100 ConnectOne Bancorp, Inc. 57,687
20,540 Customers Bancorp, Inc.
(a)
230,048
4,248 Encore Capital Group, Inc.
(a)
163,930
8,400 Enova International, Inc.
(a)
137,676
3,800 Enterprise Financial Services Corp. 103,626
5,000 Financial Institutions, Inc. 77,000
7,200 First Foundation, Inc. 94,104
6,500 First Internet Bancorp 95,745
6,300 Forterra, Inc.
(a)
74,466
12,100 Global Medical REIT, Inc. 163,350
37,769 Great Elm Capital Corp. 126,904
Shares Security Description Value
Financial Services - 14.1% (continued)
3,400 HomeStreet, Inc. $ 87,584
7,450 Horizon Bancorp, Inc. 75,170
2,300 I3 Verticals, Inc., Class A
(a)
58,075
4,142 James River Group Holdings, Ltd. 184,443
5,800 Kearny Financial Corp. 41,818
8,500 Lakeland Bancorp, Inc. 84,575
7,800 Luther Burbank Corp. 65,130
3,640 Marlin Business Services Corp. 25,662
42,180 Medallion Financial Corp.
(a)
105,450
35,003 NMI Holdings, Inc., Class A
(a)
623,053
17,050 Northrim BanCorp, Inc. 434,604
9,700 OP Bancorp 55,484
5,287 Premier Financial Bancorp, Inc. 57,100
7,547 Premier Financial Corp. 117,545
6,600 RBB Bancorp 74,844
10,280 Regional Management Corp.
(a)
171,265
5,620 Stewart Information Services Corp. 245,763
1,762 Stock Yards Bancorp, Inc. 59,978
4,600 The Bancorp, Inc.
(a)
39,744
6,000 The First of Long Island Corp. 88,860
12,470 TriState Capital Holdings, Inc.
(a)
165,103
8,820 Veritex Holdings, Inc. 150,205
1,400 Virtus Investment Partners, Inc. 194,110
3,200 Washington Trust Bancorp, Inc. 98,112
3,900 West BanCorp, Inc. 61,776
5,482,919
Health Care - 24.3%
6,072 Aerie Pharmaceuticals, Inc.
(a)
71,467
5,500 AngioDynamics, Inc.
(a)
66,330
1,900 Anika Therapeutics, Inc.
(a)
67,241
5,177 AtriCure, Inc.
(a)
206,562
6,507 Autolus Therapeutics PLC, ADR
(a)
75,741
100,517 Avid Bioservices, Inc.
(a)
765,940
3,700 Avrobio, Inc.
(a)
48,174
3,320 Beam Therapeutics, Inc.
(a)
81,738
12,500 BioCryst Pharmaceuticals, Inc.
(a)
42,938
30,500 BioDelivery Sciences International, Inc.
(a)
113,765
21,184 BioLife Solutions, Inc.
(a)
613,065
8,985 Biomerica, Inc.
(a)
62,266
1,400 BioSpecifics Technologies Corp.
(a)
73,962
2,505 Cardiovascular Systems, Inc.
(a)
98,572
5,036 Castle Biosciences, Inc.
(a)
259,102
21,800 Catalyst Pharmaceuticals, Inc.
(a)
64,746
5,885 Centogene NV
(a)
55,672
8,900 Champions Oncology, Inc.
(a)
82,325
51,414 ChromaDex Corp.
(a)
206,170
5,600 Collegium Pharmaceutical, Inc.
(a)
116,592
13,600 Community Health Systems, Inc.
(a)
57,392
2,000 Computer Programs and Systems, Inc. 55,220
3,100 Cue Biopharma, Inc.
(a)
46,655
17,500 Cymabay Therapeutics, Inc.
(a)
126,700
17,735 CytoSorbents Corp.
(a)
141,437
6,910 DermTech, Inc.
(a)
82,575
10,500 Dynavax Technologies Corp.
(a)
45,360
7,520 Epizyme, Inc.
(a)
89,714
4,178 Esperion Therapeutics, Inc.
(a)
155,296
13,972 Evolent Health, Inc., Class A
(a)
173,393
10,019 Flexion Therapeutics, Inc.
(a)
104,298
4,415 Frequency Therapeutics, Inc.
(a)
84,812
2,500 Fulgent Genetics, Inc.
(a)
100,100
3,400 GenMark Diagnostics, Inc.
(a)
48,280
21,800 GlycoMimetics, Inc.
(a)
66,926
19,900 Harvard Bioscience, Inc.
(a)
59,899

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
2
Shares Security Description Value
Health Care - 24.3% (continued)
5,035 Health Catalyst, Inc.
(a)
$ 184,281
2,775 Inmode, Ltd.
(a)
100,400
2,865 Intellia Therapeutics, Inc.
(a)
56,956
15,647 IntriCon Corp.
(a)
190,580
15,800 Kadmon Holdings, Inc.
(a)
61,936
5,500 Kala Pharmaceuticals, Inc.
(a)
41,250
2,700 Kura Oncology, Inc.
(a)
82,728
22,900 MEI Pharma, Inc.
(a)
71,448
2,600 Meridian Bioscience, Inc.
(a)
44,148
48,096 MiMedx Group, Inc.
(a)
305,650
25,489 Misonix, Inc.
(a)
298,986
5,100 Molecular Templates, Inc.
(a)
55,692
8,170 Myriad Genetics, Inc.
(a)
106,537
4,900 OraSure Technologies, Inc.
(a)
59,633
43,947 Organogenesis Holdings, Inc.
(a)
168,756
5,748 OrthoPediatrics Corp.
(a)
263,948
6,500 Owens & Minor, Inc. 163,215
4,400 Provention Bio, Inc.
(a)
56,452
6,310 Psychemedics Corp. 27,827
6,318 Quanterix Corp.
(a)
213,169
31,514 Quotient, Ltd.
(a)
161,982
3,900 RadNet, Inc.
(a)
59,865
12,876 Repro-Med Systems, Inc.
(a)
92,965
86,690 SIGA Technologies, Inc.
(a)
595,560
3,100 Sorrento Therapeutics, Inc.
(a)
34,565
7,382 STAAR Surgical Co.
(a)
417,526
5,100 Triple-S Management Corp., Class B
(a)
91,137
5,500 Vanda Pharmaceuticals, Inc.
(a)
53,130
8,029 Veracyte, Inc.
(a)
260,862
13,905 Vericel Corp.
(a)
257,660
7,600 X4 Pharmaceuticals, Inc.
(a)
51,452
12,741 Xenon Pharmaceuticals, Inc.
(a)
141,043
26,100 ZIOPHARM Oncology, Inc.
(a)
65,772
9,447,536
Industrial - 0.3%
4,440 Atkore International Group, Inc.
(a)
100,921
Materials & Processing - 9.6%
12,810 AdvanSix, Inc.
(a)
164,993
6,560 Apogee Enterprises, Inc. 140,187
17,400 Armstrong Flooring, Inc.
(a)
60,030
15,087 BlueLinx Holdings, Inc.
(a)
324,823
4,690 Chase Corp. 447,426
1,800 Clearwater Paper Corp.
(a)
68,292
5,300 Eldorado Gold Corp.
(a)
55,915
4,200 Griffon Corp. 82,068
1,500 Hawkins, Inc. 69,150
21,242 Insteel Industries, Inc. 397,225
3,400 Koppers Holdings, Inc.
(a)
71,094
3,500 L B Foster Co., Class A
(a)
46,970
26,889 Landec Corp.
(a)
261,361
1,900 Lawson Products, Inc.
(a)
77,957
22,147 Northern Technologies International Corp. 183,820
4,600 Northwest Pipe Co.
(a)
121,716
12,500 Orion Energy Systems, Inc.
(a)
94,625
7,403 Orion Engineered Carbons SA 92,612
18,100 Rayonier Advanced Materials, Inc.
(a)
57,920
16,000 TimkenSteel Corp.
(a)
56,800
14,536 UFP Technologies, Inc.
(a)
602,081
15,800 US Silica Holdings, Inc. 47,400
111,078 Venator Materials PLC
(a)
214,381
3,738,846
Shares Security Description Value
Producer Durables - 13.5%
3,903 Allied Motion Technologies, Inc. $ 161,116
13,060 Argan, Inc. 547,345
2,830 Barrett Business Services, Inc. 148,405
7,921 CIRCOR International, Inc.
(a)
216,639
15,615 Columbus McKinnon Corp. 516,856
17,622 Covenant Logistics Group, Inc., Class A
(a)
308,209
1,200 CRA International, Inc. 44,964
6,326 Cryoport, Inc.
(a)
299,852
3,541 Ducommun, Inc.
(a)
116,570
12,100 Great Lakes Dredge & Dock Corp.
(a)
115,071
13,104 Harsco Corp.
(a)
182,277
93,929 Hill International, Inc.
(a)
123,986
21,754 IES Holdings, Inc.
(a)
691,125
6,060 Patriot Transportation Holding, Inc. 53,207
36,561 Perceptron, Inc.
(a)
248,615
3,300 Powell Industries, Inc. 79,629
88,067 Radiant Logistics, Inc.
(a)
452,664
10,100 Sharps Compliance Corp.
(a)
63,327
33,550 The Hackett Group, Inc. 375,089
8,900 Titan Machinery, Inc.
(a)
117,747
14,283 TransAct Technologies, Inc. 71,415
2,500 Vectrus, Inc.
(a)
95,000
6,700 Vishay Precision Group, Inc.
(a)
169,644
1,800 VSE Corp. 55,152
5,253,904
Real Estate - 0.2%
6,200 UMH Properties, Inc. REIT 83,948
Technology - 21.2%
11,980 ADTRAN, Inc. 122,855
20,780 Agilysys, Inc.
(a)
502,045
15,444 Airgain, Inc.
(a)
206,023
19,440 Akoustis Technologies, Inc.
(a)
158,630
25,890 AXT, Inc.
(a)
158,447
5,700 Calix, Inc.
(a)
101,346
12,000 Celestica, Inc.
(a)
82,800
4,344 Cerence, Inc.
(a)
212,291
2,300 CEVA, Inc.
(a)
90,551
4,800 ChannelAdvisor Corp.
(a)
69,456
4,100 Cohu, Inc. 70,438
16,200 Conduent, Inc.
(a)
51,516
13,535 Digital Turbine, Inc.
(a)
443,136
2,200 Domo, Inc.
(a)
84,326
31,935 eGain Corp.
(a)
452,519
4,770 ePlus, Inc.
(a)
349,164
4,343 EverQuote, Inc.
(a)
167,813
8,912 GAN, Ltd.
(a)
150,613
21,685 Ichor Holdings, Ltd.
(a)
467,745
1,700 Insight Enterprises, Inc.
(a)
96,186
43,400 Key Tronic Corp.
(a)
427,490
7,300 Kimball Electronics, Inc.
(a)
84,388
40,265 Limelight Networks, Inc.
(a)
231,926
8,300 MagnaChip Semiconductor Corp.
(a)
113,710
73,544 Magnite, Inc.
(a)
510,763
5,700 Mitek Systems, Inc.
(a)
72,618
33,422 MiX Telematics, Ltd., ADR 298,793
28,470 NeoPhotonics Corp.
(a)
173,382
4,683 Onto Innovation, Inc.
(a)
139,460
3,358 Perficient, Inc.
(a)
143,521
48,875 Photronics, Inc.
(a)
486,795
12,514 QAD, Inc., Class A 528,091
7,273 Radware, Ltd.
(a)
176,298
8,998 Red Violet, Inc.
(a)
166,103
6,631 ShotSpotter, Inc.
(a)
205,826

ACUITAS US MICROCAP FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2020
3
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2020.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Technology - 21.2% (continued)
2,000 SMART Global Holdings, Inc.
(a)
$ 54,680
3,969 Smith & Wesson Brands, Inc. 61,599
19,080 TESSCO Technologies, Inc. 102,460
9,500 TrueCar, Inc.
(a)
47,500
3,600 Ultra Clean Holdings, Inc.
(a)
77,256
5,800 Veeco Instruments, Inc.
(a)
67,686
8,208,245
Utilities - 0.1%
600 Middlesex Water Co. 37,290
Total Common Stock (Cost $36,370,302) 38,335,018
Shares Security Description Value
Money Market Fund - 1.5%
582,995 BlackRock Liquidity Funds FedFund
Portfolio, Institutional Shares, 0.05%
(b)
(Cost $582,995) 582,995
Investments, at value - 100.2% (Cost $36,953,297) $ 38,918,013
Other Assets & Liabilities, Net - (0.2)% (85,299)
Net Assets - 100.0% $ 38,832,714
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2020.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 38,335,018
Level 2 - Other Significant Observable Inputs 582,995
Level 3 - Significant Unobservable Inputs –
Total $ 38,918,013